UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-00750
Exact name of registrant as specified in charter:	Delaware Group® Equity Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	November 30
Date of reporting period:	May 31, 2016

Item 1. Reports to Stockholders

Semiannual report

U.S. equity mutual fund

Delaware Value® Fund

May 31, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Value® Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information

●	Obtain share prices

●	Check your account balance and recent transactions

●	Request statements or literature

●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2016, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from December 1, 2015 to May 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2015 to May 31, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from December 1, 2015 to May 31, 2016 (Unaudited)

Delaware Value® Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Annualized Expense Ratio	Expenses Paid During Period 12/1/15 to 5/31/16*
Actual Fund return†
Class A	$1,000.00	$1,064.50	0.97%	$5.01
Class C	1,000.00	1,060.20	1.72%	8.86
Class R	1,000.00	1,062.70	1.22%	6.29
Institutional Class	1,000.00	1,065.20	0.72%	3.72
Class R6**	1,000.00	1,022.20	0.62%	0.50
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.15	0.97%	$4.90
Class C	1,000.00	1,016.40	1.72%	8.67
Class R	1,000.00	1,018.90	1.22%	6.16
Institutional Class	1,000.00	1,021.40	0.72%	3.64
Class R6**	1,000.00	1,021.90	0.62%	3.13

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

**	The Class R6 shares commenced operations on May 2, 2016. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during the period for “Actual” are equal to the Class R6 annualized expense ratio, multiplied by the average account value over the period, multiplied by 29/366 (to reflect the actual days since inception).

Security type / sector allocation and top 10

equity holdings

Delaware Value® Fund	As of May 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	98.74%
Consumer Discretionary	6.21%
Consumer Staples	12.29%
Energy	13.54%
Financials	12.27%
Healthcare	21.46%
Industrials	8.95%
Information Technology	12.12%
Materials	3.03%
Telecommunications	5.91%
Utilities	2.96%
Short-Term Investments	0.98%
Total Value of Securities	99.72%
Receivables and Other Assets Net of Liabilities	0.28%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Halliburton	3.43%
Archer-Daniels-Midland	3.31%
Pfizer	3.25%
Baxalta	3.21%
Bank of New York Mellon	3.19%
Johnson Controls	3.15%
Chevron	3.10%
Cisco Systems	3.10%
CA	3.10%
Marsh & McLennan	3.09%

Schedule of investments
Delaware Value® Fund	May 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.74%

Consumer Discretionary – 6.21%
Johnson Controls	8,362,581	$369,207,951
Lowe’s	4,465,066	357,785,739

		726,993,690

Consumer Staples – 12.29%
Archer-Daniels-Midland	9,055,237	387,292,486
CVS Health	3,513,402	338,867,623
Kraft Heinz	4,253,362	353,837,185
Mondelez International	8,075,660	359,286,113

		1,439,283,407

Energy – 13.54%
Chevron	3,598,624	363,461,024
ConocoPhillips	8,181,284	358,258,426
Halliburton	9,539,399	402,371,850
Marathon Oil	8,372,252	109,425,334
Occidental Petroleum	4,670,922	352,374,356

		1,585,890,990

Financials – 12.27%
Allstate	5,094,182	343,908,227
Bank of New York Mellon	8,892,674	374,025,868
BB&T	9,820,823	357,183,333
Marsh & McLennan	5,478,887	361,990,064

		1,437,107,492

Healthcare – 21.46%
Baxalta	8,313,405	376,015,308
Cardinal Health	4,401,644	347,509,794
Express Scripts Holding †	4,759,375	359,570,781
Johnson & Johnson	3,011,812	339,401,094
Merck	6,265,342	352,488,141
Pfizer	10,957,258	380,216,853
Quest Diagnostics @	4,653,785	359,132,588

		2,514,334,559

Industrials – 8.95%
Northrop Grumman	1,670,932	355,357,108
Raytheon	2,615,434	339,143,327
Waste Management	5,809,699	354,101,154

		1,048,601,589

Information Technology – 12.12%
CA @	11,226,577	362,842,969
Cisco Systems	12,499,247	363,103,125
Intel	11,225,629	354,617,620

	Number of shares	Value (U.S. $)

Common Stock (continued)

Information Technology (continued)
Xerox @	34,061,436	$339,592,517

		1,420,156,231

Materials – 3.03%
EI du Pont de Nemours	5,433,104	355,379,333

		355,379,333

Telecommunications – 5.91%
AT&T	8,667,908	339,348,598
Verizon Communications	6,939,133	353,201,870

		692,550,468

Utilities – 2.96%
Edison International	4,833,398	346,216,299

		346,216,299

Total Common Stock (cost $9,616,147,026)		11,566,514,058

	Principal amount°

Short-Term Investments – 0.98%

Discount Notes – 0.59%≠
Federal Home Loan Bank
0.322% 7/13/16	26,002,782	25,993,031
0.325% 8/3/16	10,233,614	10,226,399
0.335% 7/12/16	4,502,232	4,500,584
0.335% 7/21/16	6,253,099	6,250,310
0.34% 7/22/16	4,554,293	4,552,221
0.35% 7/25/16	5,380,724	5,378,130
0.38% 7/18/16	4,909,532	4,907,475
0.385% 6/8/16	6,982,446	6,982,160

		68,790,310

Repurchase Agreements – 0.39%
Bank of America Merrill Lynch 0.23%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $9,529,471 (collateralized by U.S. government obligations 0.625%–1.50% 3/31/23–1/15/26; market value $9,720,004)	9,529,410	9,529,410
Bank of Montreal 0.26%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $15,882,465 (collateralized by U.S. government obligations 0.00%–8.75% 5/15/17–11/15/45; market value $16,200,002)	15,882,351	15,882,351

Schedule of investments

Delaware Value® Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.29%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $20,824,407 (collateralized by U.S. government obligations 0.00%–4.75% 7/15/17–5/15/43; market value $21,240,727)	20,824,239	$ 20,824,239
		46,236,000
Total Short-Term Investments (cost $115,026,538)		115,026,310

Total Value of Securities – 99.72% (cost $9,731,173,564)		$11,681,540,368

@	Illiquid security. At May 31, 2016, the aggregate value of illiquid securities was $1,061,568,074, which represents 9.06% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

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Statement of assets and liabilities
Delaware Value® Fund	May 31, 2016 (Unaudited)

Assets:
Investments, at value[1]	$11,566,514,058
Short-term investments, at value[2]	115,026,310
Cash	779
Receivable for fund shares sold	52,481,123
Dividends and interest receivable	29,198,731

Total assets	11,763,221,001

Liabilities:
Payable for securities purchased	21,123,617
Payable for fund shares redeemed	17,307,765
Dividend disbursing and transfer agent fees and expenses payable to affiliates	199,085
Audit and tax fees payable	17,094
Investment management fees payable	4,993,524
Other accrued expenses	3,457,835
Distribution fees payable to affiliates	1,330,286
Trustees’ fees and expenses payable	66,168
Accounting and Administration expense payable to affiliates	45,719
Legal fees payable to affiliates	22,661
Reports and statements to shareholders expenses payable to affiliates	4,037

Total liabilities	48,567,791

Total Net Assets	$11,714,653,210

Net Assets Consist of:
Paid-in capital	$9,809,543,992
Undistributed net investment income	36,395,423
Accumulated net realized loss on investments	(81,653,009)
Net unrealized appreciation of investments	1,950,366,804

Total Net Assets	$11,714,653,210

Net Asset Value
Class A:
Net assets	$3,315,201,520
Shares of beneficial interest outstanding, unlimited authorization, no par	175,435,955
Net asset value per share	$18.90
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$20.05

Class C:
Net assets	$721,527,060
Shares of beneficial interest outstanding, unlimited authorization, no par	38,292,505
Net asset value per share	$18.84

Class R:
Net assets	$153,139,314
Shares of beneficial interest outstanding, unlimited authorization, no par	8,111,112
Net asset value per share	$18.88

Institutional Class:
Net assets	$7,524,783,272
Shares of beneficial interest outstanding, unlimited authorization, no par	398,124,478
Net asset value per share	$18.90

Class R6:
Net assets	$2,044
Shares of beneficial interest outstanding, unlimited authorization, no par	108.17
Net asset value per share	$18.90

[1]Investments, at cost	$9,616,147,026
[2]Short-term investments, at cost	115,026,538

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Value® Fund	Six months ended May 31, 2016 (Unaudited)

Investment Income:
Dividends	$137,228,814
Interest	156,876

137,385,690

Expenses:
Management fees	26,546,271
Distribution expenses – Class A	3,685,876
Distribution expenses – Class C	3,193,751
Distribution expenses – Class R	320,349
Dividend disbursing and transfer agent fees and expenses	7,154,756
Accounting and administration expenses	1,672,304
Reports and statements to shareholders	418,030
Registration fees	343,504
Trustees’ fees and expenses	255,322
Legal fees	233,740
Custodian fees	197,207
Audit and tax fees	17,094
Other	116,430

44,154,634
Less expense paid indirectly	(6,434)

Total operating expenses	44,148,200

Net Investment Income	93,237,490

Net Realized and Unrealized Gain (Loss):
Net realized loss	(26,197,645)
Net change in unrealized appreciation (depreciation) of investments	709,857,342

Net Realized and Unrealized Gain	683,659,697

Net Increase in Net Assets Resulting from Operations	$776,897,187

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Value® Fund

	Six months ended 5/31/16 (Unaudited)	Year ended 11/30/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$93,237,490	$144,075,438
Net realized gain (loss)	(26,197,645)	189,655,114
Net change in unrealized appreciation (depreciation)	709,857,342	(246,479,635)

Net increase in net assets resulting from operations	776,897,187	87,250,917

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(24,723,862)	(39,981,313)
Class C	(2,960,714)	(3,842,687)
Class R	(877,422)	(788,390)
Institutional Class	(59,338,464)	(84,189,029)

Net realized gain:
Class A	(39,216,908)	—
Class C	(8,476,395)	—
Class R	(1,553,068)	—
Institutional Class	(78,474,741)	—

	(215,621,574)	(128,801,419)

Capital Share Transactions:
Proceeds from shares sold:
Class A	562,536,630	1,119,589,298
Class C	123,235,202	280,748,002
Class R	49,737,768	93,383,233
Institutional Class	2,169,490,204	2,919,482,321
Class R6	2,000	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	60,995,274	37,665,649
Class C	10,814,082	3,566,975
Class R	2,423,876	783,126
Institutional Class	131,205,866	80,478,287

	3,110,440,902	4,535,696,891

	Six months ended 5/31/16 (Unaudited)	Year ended 11/30/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(371,684,071)	$(630,520,051)
Class C	(64,362,527)	(74,692,394)
Class R	(19,663,116)	(18,259,126)
Institutional Class	(961,906,332)	(1,119,769,081)

	(1,417,616,046)	(1,843,240,652)

Increase in net assets derived from capital share transactions	1,692,824,856	2,692,456,239

Net Increase in Net Assets	2,254,100,469	2,650,905,737

Net Assets:
Beginning of period	9,460,552,741	6,809,647,004

End of period	$11,714,653,210	$9,460,552,741

Undistributed net investment income	$36,395,423	$31,058,395

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Value® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/16[1] (Unaudited)	Year ended

	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$18.150	$18.200	$16.060	$12.440	$10.970	$9.820

0.151	0.297	0.256	0.233	0.225	0.190
0.990	(0.079)	2.121	3.728	1.439	1.139

1.141	0.218	2.377	3.961	1.664	1.329

(0.148)	(0.268)	(0.237)	(0.341)	(0.194)	(0.179)
(0.243)	—	—	—	—	—

(0.391)	(0.268)	(0.237)	(0.341)	(0.194)	(0.179)

$18.900	$18.150	$18.200	$16.060	$12.440	$10.970

6.45%	1.21%	14.92%	32.41%	15.40%	13.65%

$3,315,202	$2,922,966	$2,410,759	$1,699,105	$988,578	$274,050
0.97%	0.98%	0.98%	1.01%	1.09%	1.10%
0.97%	0.98%	0.98%	1.06%	1.17%	1.30%
1.70%	1.63%	1.51%	1.61%	1.89%	1.78%
1.70%	1.63%	1.51%	1.66%	1.81%	1.58%
0%	12%	7%	6%	13%	24%

Financial highlights

Delaware Value® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
5/31/16[1]	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11
(Unaudited)

$ 18.100	$18.150	$16.010	$12.340	$10.890	$9.750

0.085	0.160	0.130	0.126	0.134	0.109
0.981	(0.080)	2.119	3.713	1.430	1.141

1.066	0.080	2.249	3.839	1.564	1.250

(0.083)	(0.130)	(0.109)	(0.169)	(0.114)	(0.110)
(0.243)	—	—	—	—	—

(0.326)	(0.130)	(0.109)	(0.169)	(0.114)	(0.110)

$ 18.840	$18.100	$18.150	$16.010	$12.340	$10.890

6.02%	0.45%	14.10%	31.38%	14.49%	12.88%

$721,527	$622,246	$415,076	$199,771	$74,407	$24,928
1.72%	1.73%	1.74%	1.77%	1.85%	1.85%
1.72%	1.73%	1.74%	1.77%	1.88%	2.00%
0.95%	0.88%	0.75%	0.87%	1.13%	1.03%
0.95%	0.88%	0.75%	0.87%	1.10%	0.88%
0%	12%	7%	6%	13%	24%

Financial highlights

Delaware Value® Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
5/31/16[1]	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11
(Unaudited)

$18.140	$18.190	$16.050	$12.400	$10.950	$9.800

0.129	0.250	0.218	0.197	0.194	0.163
0.980	(0.079)	2.115	3.735	1.423	1.143

1.109	0.171	2.333	3.932	1.617	1.306

(0.126)	(0.221)	(0.193)	(0.282)	(0.167)	(0.156)
(0.243)	—	—	—	—	—

(0.369)	(0.221)	(0.193)	(0.282)	(0.167)	(0.156)

$18.880	$18.140	$18.190	$16.050	$12.400	$10.950

6.27%	0.95%	14.63%	32.17%	14.96%	13.43%

$153,139	$113,080	$37,236	$11,658	$5,219	$1,944
1.22%	1.23%	1.24%	1.27%	1.35%	1.35%
1.22%	1.23%	1.24%	1.35%	1.48%	1.60%
1.45%	1.38%	1.25%	1.37%	1.63%	1.53%
1.45%	1.38%	1.25%	1.29%	1.50%	1.28%
0%	12%	7%	6%	13%	24%

Financial highlights

Delaware Value® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
5/31/16[1] (Unaudited)	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$18.160	$18.210	$16.060	$12.460	$10.990	$9.830

0.173	0.341	0.300	0.272	0.254	0.216
0.979	(0.078)	2.128	3.724	1.437	1.146

1.152	0.263	2.428	3.996	1.691	1.362

(0.169)	(0.313)	(0.278)	(0.396)	(0.221)	(0.202)
(0.243)	—	—	—	—	—

(0.412)	(0.313)	(0.278)	(0.396)	(0.221)	(0.202)

$18.900	$18.160	$18.210	$16.060	$12.460	$10.990

6.52%	1.47%	15.26%	32.73%	15.66%	13.99%

$7,524,783	$5,802,261	$3,946,576	$2,072,765	$724,098	$216,345
0.72%	0.73%	0.74%	0.77%	0.85%	0.85%
0.72%	0.73%	0.74%	0.77%	0.88%	1.00%
1.95%	1.88%	1.75%	1.87%	2.13%	2.03%
1.95%	1.88%	1.75%	1.87%	2.10%	1.88%
0%	12%	7%	6%	13%	24%

Financial highlights

Delaware Value® Fund Class R6

Selected data for each share of the Fund outstanding throughout the period was as follows:

	5/2/16[1] to 5/31/16 (Unaudited)

Net asset value, beginning of period	$18.490

Income from investment operations:
Net investment income[2]	0.242
Net realized and unrealized gain	0.168

Total from investment operations	0.410

Net asset value, end of period	$18.900

Total return[3]	2.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.62%
Ratio of net investment income to average net assets	2.61%
Portfolio turnover	0%	[4]

[1]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Portfolio turnover is representative of the Fund for the six months ended May 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware Value® Fund	May 31, 2016 (Unaudited)

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency. Class R6 commenced operations on May 2, 2016.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuations will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2012–Nov. 30, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will

Notes to financial statements

Delaware Value® Fund

be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2016 and matured on the next business day.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays distributions from net investment income quarterly and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended May 31, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended May 31, 2016, the Fund earned $6,434 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended May 31, 2016, the Fund was charged $243,295 for these services. This amount is included on the “Statement of operations” under “Accounting and administrative expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2016, the Fund was charged $1,068,903 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of Class R shares. Institutional Class and Class R6 shares pay no distribution and service fees. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of (1) 0.10% of the average daily net assets representing shares that were acquired prior to May 2, 1994 and (2) 0.25% of the average daily net assets representing shares that were acquired on or after May 2, 1994. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

Notes to financial statements

Delaware Value® Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2016, the Fund was charged $114,754 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2016, DDLP earned $196,117 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2016, DDLP received gross CDSC commissions of $42,664 and $59,604 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For six months ended May 31, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$1,600,881,727
Sales	48,589,586

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$9,731,173,564
Aggregate unrealized appreciation of investments	$2,227,951,994
Aggregate unrealized depreciation of investments	(277,585,190)
Net unrealized appreciation of investments	$1,950,366,804

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Nov. 30, 2015 will expire as follows: $46,856,795 expires in 2016.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Nov. 30, 2015, there were no capital loss carryforwards incurred under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the following page:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$11,566,514,058	$—	$11,566,514,058
Short-Term Investments	—	115,026,310	115,026,310

Total Value of Securities	$11,566,514,058	$115,026,310	$11,681,540,368

During the six months ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

Notes to financial statements

Delaware Value® Fund

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2016, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/16	Year ended 11/30/15
Shares sold:
Class A	32,116,146	61,426,340
Class C	6,994,325	15,442,416
Class R	2,860,339	5,155,522
Institutional Class	125,881,008	160,263,135
Class R6	108	—

Shares issued upon reinvestment of dividends and distributions:
Class A	3,462,592	2,091,510
Class C	615,119	199,138
Class R	137,677	43,938
Institutional Class	7,451,245	4,473,966
	179,518,559	249,095,965

Shares redeemed:
Class A	(21,151,134)	(34,948,477)
Class C	(3,685,829)	(4,139,348)
Class R	(1,121,055)	(1,012,802)
Institutional Class	(54,777,964)	(61,946,346)
	(80,735,982)	(102,046,973)
Net increase	98,782,577	147,048,992

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. For the six months ended May 31, 2016 and the year ended Nov. 30, 2015, the Fund had the following exchange transactions:

	Six months ended
	5/31/16

Exchange Redemptions		Exchange Subscriptions Institutional
Class A Shares	Class C Shares	Class Shares	Value

1,916,343	19,492	1,935,775	$34,404,314

Year ended
11/30/15

Exchange Redemptions			Exchange Subscriptions

		Institutional		Institutional
Class A Shares	Class C Shares	Class Shares	Class A Shares	Class Shares	Value

69,676	31,956	19,221	19,756	101,070	$2,212,005

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of May 31, 2016 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

Notes to financial statements

Delaware Value® Fund

6. Offsetting (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

		Fair Value of
	Repurchase	Non-Cash	Cash Collateral	Net Collateral
Counterparty	Agreements	Collateral Received	Received	Received	Net Exposure(a)
Bank of America Merrill Lynch	$ 9,529,410	$ (9,529,410)	$—	$ (9,529,410)	$—
Bank of Montreal	15,882,351	(15,882,351)	—	(15,882,351)	—
BNP Paribas	20,824,239	(20,824,239)	—	(20,824,239)	—
Total	$46,236,000	$(46,236,000)	$—	$(46,236,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2016, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2016, there were no Rule 144A securities held by the fund and no securities have been determined to be illiquid under the Fund’s liquidity procedures. When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for the

Notes to financial statements

Delaware Value® Fund

monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate NAV per Share.” The amendments in this update are effective for the Funds for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosure.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Value® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS II

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	August 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	August 4, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 4, 2016